Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the Company's Identifiable Intangible Assets	A summary of the Company’s identifiable intangible assets as of September 30, 2022 and December 31, 2021 is as follows (in thousands):

	Nine months ended September 30, 2022
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$12,871	$19,759
Acquired technology	21,940	5,851	16,089
Acquired licenses	5,711	92	5,619
Assembled workforce	500	350	150

Total intangible assets	$60,781	$19,164	$41,617

	December 31. 2021
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$11,239	$21,391
Acquired technology	21,940	4,754	17,186
Assembled workforce	500	275	225

Total intangible assets	$55,070	$16,268	$38,802

A summary of the Company’s identifiable intangible assets as of December 31, 2021 and 2020 is as follows (in thousands):

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$11,239	$21,391
Acquired technology	21,940	4,754	17,186
Assembled workforce	500	275	225

Total intangible assets	$55,070	$16,268	$38,802

	December 31, 2020
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$9,064	$23,566
Acquired technology	21,940	3,291	18,649
Assembled workforce	500	175	325

Total intangible assets	$55,070	$12,530	$42,540

Summary of Estimated Future Amortization Expense
Estimated future amortization expense related to intangible assets at September 30, 2022 is as follows (in tho us
ands):

Year ended December 31,	Amount
2022 (remaining three months)	$1,027
2023	$4,106
2024	$4,031
2025	$4,006
2026	$4,006
Thereafter	$24,441
Total	$41,617

Estimated future amortization expense related to intangible assets at December 31, 2021 is as follows (in thousands):

Year Ending December 31,	Amount
2022	$3,738
2023	3,738
2024	3,663
2025	3,638
2026	3,638
Thereafter	20,387

Total	$38,802